Commitments and Contingencies (Narrative) (Details) kr in Millions, $ in Millions	3 Months Ended
	Jun. 30, 2025 SEK (kr)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)
Other Commitments [Line Items]
Obligations to mining equipment		$ 67.6	$ 227.8
Input tax recovery obligations related to Swedish Tax Authority	kr 607.3	$ 60.4